NEOS Enhanced Income Aggregate Bond ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.7%		Shares	Value
iShares Core U.S. Aggregate Bond ETF(a)		38,644	$3,761,993
Vanguard Total Bond Market ETF(a)		52,218	3,771,184
TOTAL EXCHANGE TRADED FUNDS (Cost $7,610,083)			7,533,177

PURCHASED OPTIONS - 0.0%(b)(c)(d)	Notional Amount	Contracts	Value
Put Options - 0.0%(d)			$–
S&P 500 Index		–	$–
Expiration: 03/14/2024; Exercise Price: $4,600.00(e)	$2,548,135	5	800
Expiration: 03/14/2024; Exercise Price: $4,650.00(e)	2,038,508	4	700
Expiration: 03/14/2024; Exercise Price: $4,500.00(e)	2,548,135	5	650
Total Put Options			2,150
TOTAL PURCHASED OPTIONS (Cost $2,083)			2,150

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		Shares
First American Treasury Obligations Fund - Class X, 5.23%(e)(f)		4,492	4,492
Northern U.S. Government Select Money Market Fund, 5.03%(e)(f)		6,435	6,435
TOTAL SHORT-TERM INVESTMENTS (Cost $10,927)			10,927

TOTAL INVESTMENTS - 99.9% (Cost $7,623,093)			$7,546,254
Other Assets in Excess of Liabilities - 0.1%			2,261
TOTAL NET ASSETS - 100.0%			$7,548,515

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of February 29, 2024 is $13,077.
(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.

NEOS Enhanced Income Aggregate Bond ETF
Schedule of Options Written
as of February 29, 2024 (Unaudited)

OPTIONS WRITTEN - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.0% (b)
S&P 500 Index	0	0	–
Expiration: 03/14/2024; Exercise Price: $4,830.00	$(2,038,508)	(4)	$(1,370)
Expiration: 03/14/2024; Exercise Price: $4,730.00	(2,548,135)	(5)	(1,125)
Expiration: 03/14/2024; Exercise Price: $4,780.00	(2,548,135)	(5)	(1,350)
Total Put Options			(3,845)
TOTAL OPTIONS WRITTEN (Premiums received $3,600)			$(3,845)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

NEOS ETF Trust
NEOS Enhanced Income Aggregate Bond ETF
Notes to Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

NEOS Enhanced Income Aggregate Bond ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$7,533,177	$–	$–	$7,533,177
Purchased Options	–	2,150	–	2,150
Money Market Funds	10,927	–	–	10,927
Total Assets	$7,544,104	$2,150	$–	$7,546,254

Liabilities:
Options Written	$–	$(3,845)	$–	$(3,845)
Total Liabilities	$–	$(3,845)	$–	$(3,845)

The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.